Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 13,271,579	$ 1,858,513	$ 877,421
Account receivable, net of allowance of $3,676,826 and $257,463 as of March 31, 2021 and December 31, 2020, respectively		831,390
Prepaid expenses and other current assets	290,090	240,352	97,585
Total current assets	13,561,669	2,930,255	975,006
Other assets	10,438	10,914	10,930
Total assets	13,572,107	2,941,169	985,936
Current liabilities:
Accounts payable (includes $190,102, $149,067 and $92,744 due to related parties, respectively)	4,382,711	3,153,310	2,073,402
Accrued settlement expense		39,486,139
Accrued clinical site costs	956,833	1,547,432
Accrued and other current liabilities	1,160,907	1,728,483	9,649
Dividends payable	7,589	7,589	7,589
Convertible notes payable and accrued interest			130,251
Notes payable and accrued interest	171,134	248,861	154,190
Total current liabilities	6,679,174	46,171,814	2,375,081
Notes payable and accrued interest	509,925	547,827
Convertible notes payable and accrued interest			3,461,805
Total liabilities	7,189,099	46,719,641	5,836,886
Stockholders' equity (deficit):
Common stock, $0.001 par value, 20,000,000, 20,000,000 and 14,060,001 shares authorized; 11,806,580, 11,227,676 and 10,686,191 shares issued and outstanding at March 31, 2021, December 31, 2020 and 2019, respectively	11,807	11,228	10,686
Additional paid-incapital	122,037,424	46,387,649	33,538,813
Accumulated deficit	(115,668,594)	(90,179,720)	(38,402,816)
Total stockholders' equity (deficit)	6,383,008	(43,778,472)	(4,850,950)
Total liabilities and stockholders' equity (deficit)	13,572,107	2,941,169	985,936
Convertible Series A Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	1,000	1,000	1,000
Total stockholders' equity (deficit)	1,000	1,000	1,000
Convertible Series B-1 Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	1,050	1,050	1,050
Total stockholders' equity (deficit)	1,050	1,050	1,050
Convertible Series B-1A Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	317	317	317
Total stockholders' equity (deficit)	317	317	$ 317
Convertible Series B-2 Preferred Stock [Member]
Stockholders' equity (deficit):
Convertible preferred stock	4	4
Total stockholders' equity (deficit)	$ 4	$ 4